Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	THE MICHAELS COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36501
Entity Tax Identification Number	37-1737959
Entity Address, Address Line One	8000 Bent Branch Drive
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063
City Area Code	972
Local Phone Number	409-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001593936
Title of 12(b) Security	Common Stock, $0.06775 par value
Trading Symbol	MIK
Security Exchange Name	NASDAQ